Covered Assets (Tables)	12 Months Ended
Sep. 30, 2014
Covered Assets [Abstract]
Summary of carrying value of acquired impaired and non-impaired loans
The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2014 and 2013:

	September 30, 2014			September 30, 2013
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$22,400	$23,067	$45,467	$28,428	$28,460	$56,888
Construction – speculative	181	—	181	440	—	440
Construction – custom	—	—	—	1,197	—	1,197
Land – acquisition & development	5,589	1,364	6,953	17,953	4,810	22,763
Land – consumer lot loans	496	73	569	496	245	741
Multi-family	2,225	6,598	8,823	6,933	18,852	25,785
Commercial real estate	69,873	51,336	121,209	121,105	89,499	210,604
Commercial & industrial	8,894	5,492	14,386	14,949	9,416	24,365
HELOC	3,285	11,777	15,062	3,869	14,750	18,619
Consumer	99	454	553	242	604	846
Total covered loans	113,042	100,161	213,203	195,612	166,636	362,248
Allowance for losses	(2,244)	—	(2,244)	—	—	—
	$110,798	$100,161	$210,959	$195,612	$166,636	$362,248
Discount			(34,483)			(66,301)
Covered loans, net			$176,476			$295,947

Schedule of changes in carrying amount and accretable yield for acquired impaired and non-impaired loans
Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2014 and 2013:

	September 30, 2014				September 30, 2013
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$78,277	$138,091	$17,263	$157,856	$50,902	$74,953	$23,789	$213,423
Additions	—	—	—	—	43,299	107,946	—	—
Reclassification from nonaccretable balance, net	10,186	(2,069)	—	—	17,850	—	—	—
Accretion	(23,929)	23,929	(7,004)	7,004	(33,774)	33,774	(6,526)	6,526
Transfers to REO	—	(8,943)	—	—	—	(11,196)	—	—
Payments received, net	—	(72,953)	—	(66,438)	—	(67,386)	—	(62,093)
Balance at end of period	$64,534	$78,055	$10,259	$98,422	$78,277	$138,091	$17,263	$157,856

Schedule of activity for FDIC indemnification asset
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2014	September 30, 2013
	(In thousands)
Balance at beginning of period	$64,615	$87,571
Additions	1,795	18,101
Payments received	(2,502)	(13,421)
Amortization	(27,850)	(28,722)
Accretion	802	1,086
Balance at end of period	$36,860	$64,615

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2014 and 2013:

September 30, 2014	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,426,895	$2,793	$130,515	$—	$—	$5,560,203
Construction - speculative	134,950	—	5,110	—	—	140,060
Construction - custom	385,824	—	—	—	—	385,824
Land - acquisition & development	71,692	—	6,140	—	—	77,832
Land - consumer lot loans	108,013	—	610	—	—	108,623
Multi-family	912,728	—	4,558	—	—	917,286
Commercial real estate	557,914	1,971	31,451	—	—	591,336
Commercial & industrial	359,221	14,740	5,265	—	—	379,226
HELOC	115,794	—	248	—	—	116,042
Consumer	132,349	—	241	—	—	132,590
	8,205,380	19,504	184,138	—	—	8,409,022

Acquired loans
Single-family residential	11,716	—	—	—	—	11,716
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	503	—	402	—	—	905
Land - consumer lot loans	2,507	—	—	—	—	2,507
Multi-family	2,999	—	—	—	—	2,999
Commercial real estate	88,974	2,571	6,353	—	—	97,898
Commercial & industrial	36,311	13,642	4,208	58	—	54,219
HELOC	8,274	—	—	—	—	8,274
Consumer	5,670	—	—	—	—	5,670
	156,954	16,213	10,963	58	—	184,188

Credit impaired acquired loans
Pool 1 - Construction and land A&D	1,292	—	330	—	—	1,622
Pool 2 - Single-family residential	325	—	—	—	—	325
Pool 3 - Multi-family	—	—	—	—	—	—
Pool 4 - HELOC & other consumer	10,194	—	—	—	—	10,194
Pool 5 - Commercial real estate	48,878	2,143	12,702	—	—	63,723
Pool 6 - Commercial & industrial	643	—	—	—	—	643
Total credit impaired acquired loans	61,332	2,143	13,032	—	—	76,507
Total gross loans	$8,423,666	$37,860	$208,133	$58	$—	$8,669,717

Total grade as a % of total gross loans	97.2%	0.4%	2.4%	—%	—%

September 30, 2013	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,184,101	$4,595	$170,453	$—	$—	$5,359,149
Construction - speculative	99,436	3,199	28,143	—	—	130,778
Construction - custom	302,722	—	—	—	—	302,722
Land - acquisition & development	64,355	775	12,645	—	—	77,775
Land - consumer lot loans	121,039	—	632	—	—	121,671
Multi-family	819,911	2,114	9,659	—	—	831,684
Commercial real estate	373,012	21,652	20,297	—	—	414,961
Commercial & industrial	240,441	1,049	1,709	—	—	243,199
HELOC	112,186	—	—	—	—	112,186
Consumer	46,720	—	421	—	—	47,141
	7,363,923	33,384	243,959	—	—	7,641,266

Acquired loans
Single-family residential	14,468	—	—	—	—	14,468
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	312	—	1,177	—	—	1,489
Land - consumer lot loans	3,313	—	—	—	—	3,313
Multi-family	3,227	—	687	—	—	3,914
Commercial real estate	105,055	4,190	24,178	—	—	133,423
Commercial & industrial	64,933	1,309	9,084	—	—	75,326
HELOC	10,179	—	—	—	—	10,179
Consumer	8,267	—	—	—	—	8,267
	209,754	5,499	35,126	—	—	250,379

Credit impaired acquired loans
Pool 1 - Construction and land A&D	980	461	955	—	—	2,396
Pool 2 - Single-family residential	333	—	—	—	—	333
Pool 3 - Multi-family	—	—	—	—	—	—
Pool 4 - HELOC & other consumer	11,337	—	—	—	—	11,337
Pool 5 - Commercial real estate	52,509	3,155	21,245	—	—	76,909
Pool 6 - Commercial & industrial	881	—	7,044	—	—	7,925
Total credit impaired acquired loans	66,040	3,616	29,244	—	—	98,900
Total gross loans	$7,639,717	$42,499	$308,329	$—	$—	$7,990,545

Total grade as a % of total gross loans	95.6%	0.5%	3.9%	—%	—%
The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2014:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$21,311	$—	$1,756	$—	$—	$23,067
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	972	—	392	—	—	1,364
Land - consumer lot loans	73	—	—	—	—	73
Multi-family	6,598	—	—	—	—	6,598
Commercial real estate	26,940	115	24,281	—	—	51,336
Commercial & industrial	2,801	—	2,691	—	—	5,492
HELOC	11,777	—	—	—	—	11,777
Consumer	454	—	—	—	—	454
	70,926	115	29,120	—	—	100,161
Total grade as a % of total net loans	70.8%	0.1%	29.1%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	8,349	—	11,912	—	—	20,261
Pool 2 - Single-family residential	15,585	—	379	—	—	15,964
Pool 3 - Multi-family	52	—	471	—	—	523
Pool 4 - HELOC & other consumer	2,804	—	1,173	—	—	3,977
Pool 5 - Commercial real estate	33,909	700	29,782	—	—	64,391
Pool 6 - Commercial & industrial	3,509	—	3,892	525	—	7,926
	$64,208	$700	$47,609	$525	$—	$113,042
					Total covered loans	213,203
					Discount	(34,483)
					Allowance	$(2,244)
					Covered loans, net	$176,476

Analysis of age of purchased non-credit impaired loans in past due status
The following table provides an analysis of the payment status of purchased non-credit impaired loans in past due status for the period ended September 30, 2014.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$23,067	$22,391	$230	$40	$406	$676	2.93%
Construction - speculative	—	—	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	1,364	1,328	—	—	36	36	2.64%
Land - consumer lot loans	73	73	—	—	—	—	—%
Multi-family	6,598	5,502	—	—	1,096	1,096	16.61%
Commercial real estate	51,336	51,336	—	—	—	—	—%
Commercial & industrial	5,492	5,492	—	—	—	—	—%
HELOC	11,777	11,777	—	—	—	—	—%
Consumer	454	443	11	—	—	11	2.42%
	$100,161	$98,342	$241	$40	$1,538	$1,819	1.82%